Pension, Savings, And Other Employee Benefits (Schedule of Balances Reflected in AOCI On a Pre-Tax Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Prior service cost/(credit)	$ 0	$ 52
Net actuarial (gain)/loss	385,517	379,724
Total	385,517	379,776
Other Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Prior service cost/(credit)	0	95
Net actuarial (gain)/loss	(5,093)	(8,076)
Total	$ (5,093)	$ (7,981)